DERIVATIVES, Designated Derivative Liabilities (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2020 USD ($) Instrument	Dec. 31, 2019 USD ($)
Derivatives [Abstract]
Credit risk adjusted fair value	$ (46,169)	$ (27,943)
Interest Rate Swap Contracts [Member]
Derivatives [Abstract]
Credit risk adjusted fair value	(46,200)	$ (27,900)
Loss recognized in accumulated comprehensive loss, net of deferred tax	$ 5,400
Designated Derivatives [Member]
Derivatives [Abstract]
Quantity | Instrument	22
Contract notional amount	$ 567,894
Designated Derivatives [Member] | Derivative Liabilities [Member]
Derivatives [Abstract]
Credit risk adjusted fair value	(38,168)
Designated Derivatives [Member] | Derivative Liabilities [Member]
Derivatives [Abstract]
Loss recognized in accumulated comprehensive loss, net of deferred tax	$ (31,930)
Designated Derivatives [Member] | Interest Rate Swap Contracts [Member]
Derivatives [Abstract]
Quantity | Instrument	22
Contract notional amount	$ 567,894
Loss recognized in accumulated comprehensive loss, net of deferred tax	$ (31,930)
Designated Derivatives [Member] | Interest Rate Swap Contracts [Member] | Minimum [Member]
Derivatives [Abstract]
Maturity date	Feb. 09, 2023
Hedge interest rate	2.28%
Designated Derivatives [Member] | Interest Rate Swap Contracts [Member] | Maximum [Member]
Derivatives [Abstract]
Maturity date	Dec. 08, 2025
Hedge interest rate	3.13%
Designated Derivatives [Member] | Interest Rate Swap Contracts [Member] | Derivative Liabilities [Member]
Derivatives [Abstract]
Credit risk adjusted fair value	$ (36,480)
Accrued interest	$ (1,688)